Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Opening Balance	R$ 97,934	R$ 95,053
Additional allowance recognised in profit or loss, allowance account for credit losses	150,133	83,705
Reversal Allowance Account For Credit Losses Financial Assets	8,498	6,352
Utilisation Allowance Account For Credit Losses Financial Assets	31,478	74,472
Closing Balance	R$ 208,091	R$ 97,934